Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Sales, services	$ 355,690	$ 698,693
Sales, other	12,317	25,126
Total Revenues	368,007	723,819
Cost of goods sold	271,363	516,057
Gross Profit	96,644	207,762
Expenses:
Selling, general and administrative expenses	448,857	484,271
Payroll and related	190,601	332,102
Management and consulting fees	154,077	197,391
Stock-based director expense	277,543	0
Total Expenses	1,071,078	1,013,764
Loss Before Other Income (Expense)	(974,434)	(806,002)
Other Income (Expense):
Accretion of discounts on convertible debentures	(134,263)	(212,982)
Change in fair value of derivative liabilities	(1,079,355)	572,954
Loss on extinguishment of debt, net	(209,009)	(23,324)
Interest expense	(242,411)	(9,719)
Total Other Income (Expense), net	(1,665,038)	326,929
Net Loss before Provision for Income Taxes	(2,639,472)	(479,073)
Provision for Income Taxes	0	0
Net Loss	(2,639,472)	(479,073)
Increase in value of warrants	(370,726)	0
Accrued and deemed dividend on redeemable convertible preferred stock	(544,329)	(102,087)
Net loss attributable to common stockholders	$ (3,554,527)	$ (581,160)
Basic and Diluted Loss per Common Share	$ (0.00)	$ (0.01)
Weighted Average Number of Common Shares Outstanding	786,228,507	68,619,041